Other Liabilities	12 Months Ended
Dec. 31, 2019
Disclosure Of Other Liabilities [Abstract]
Other Liabilities

28. OTHER LIABILITIES

As at	December 31, 2019	January 1, 2019 (1)
Employee Long-Term Incentives	103	41
Pension and Other Post-Employment Benefit Plan (Note 29)	73	75
Other	19	39
	195	155
(1)	See Note 4.